UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23711

Lind Capital Partners Municipal Credit Income Fund
(Exact name of registrant as specified in charter)

500 Davis Center Suite 1004 Evanston, IL	60201
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood, Ultimus Fund Solutions, LLC.
225 Pictoria Drive Suite 450, Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-577-1693

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2025

Item 1. Reports to Stockholders.

(a)	Not applicable

(b)

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND

(Symbol: LCPMX)

Semi-Annual Report

July 31, 2025

1-833-615-3031

www.LCPMX.com

Distributed by Ultimus Fund Distributors, LLC

Member FINRA

Lind Capital Partners Municipal Credit Income Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2025

The Fund’s performance figures(*) for the periods ended July 31, 2025, compared to its benchmark:

		Annualized
	6 Month	1 Year	5 Year**	Since Inception**
Lind Capital Partners Municipal Credit Income Fund	(4.42)%	(2.77)%	2.54%	2.60%
Bloomberg Municipal High Yield Index^	(2.57)%	(0.86)%	2.29%	3.70%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Total returns would have been lower had the Adviser not waived its fees or reimbursed other expenses. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Per the fee table in the prospectus dated May 30, 2025 the Fund’s total annual operating expenses are 2.37%. For performance information current to the most recent month-end, please call toll-free 1-833-615-3031 or visit www.LCPMX.com.

**	The Fund acquired all of the assets and liabilities of Backcountry Investment Partners 3 LP (the “Predecessor Fund”) in a tax free reorganization on February 2, 2022. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Fund’s investment objective, policies and guidelines are in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on June 1, 2017. Updated performance information will be available at no cost by calling 1-833-615-3031 or visiting the Fund’s website at www.LCPMX.com.

^	The Bloomberg Municipal High Yield Index (the “Index”) is market value-weighted and designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issues by U.S. states, the District of Columbia, U.S. territories and local governments or agencies. The Index includes fully tax-exempt investment grade, non-investment grade and non-rated bonds, but does not include defaulted securities. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Portfolio Composition+ as of July 31, 2025:
Municipal Bonds
Wisconsin	19.5%
Arizona	10.1%
Texas	8.0%
Michigan	5.9%
Illinois	4.1%
Pennsylvania	3.9%
Vermont	3.6%
Colorado	3.4%
Ohio	3.1%
Florida	2.7%
Other/Short-Term Investments	35.7%
100.0%

+     Based on Total Net Assets as of July 31, 2025

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.5%
	ALABAMA — 0.5%
325,000	Pell City Square Cooperative District	7.0000	04/01/44	$299,015

	ARIZONA — 10.1%
1,320,000	Arizona Industrial Development Authority (Arizona Christian University)	5.6250	10/01/49	1,082,709
300,000	Arizona Industrial Development Authority (Pinecrest Academy of Northern Nevada)	4.5000	07/15/29	291,897
750,000	Arizona Industrial Development Authority (San Tan Montessori School Inc Obligated Group)(a)	6.8750	02/01/65	719,782
275,000	Industrial Development Authority of the County of Pima (Career Success Schools)	5.7500	05/01/50	252,983
100,000	Industrial Development Authority of the County of Pima (La Posada at Park Centre Inc Obligated Group)	6.8750	11/15/52	102,883
590,000	Maricopa County Industrial Development Authority (Arizona Christian University)	6.3750	10/01/54	552,730
625,000	Maricopa County Industrial Development Authority (Prescott Valley Charter School)	7.1250	07/01/54	574,697
250,000	Sierra Vista Industrial Development Authority (American Leadership Academy Inc)(a)	5.0000	06/15/64	205,685
250,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	6.3000	06/15/54	252,125
200,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	6.3750	06/15/64	201,352
1,330,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	5.7500	06/15/64	1,211,144
800,000	Sierra Vista Industrial Development Authority (Wake Preparatory Academy)	6.5000	06/15/60	785,482
				6,233,469
	CALIFORNIA — 2.1%
50,000	California Municipal Finance Authority (St Mary and All Angels Christian Church/CA)(a)	5.8750	05/01/59	49,000
1,350,000	California Public Finance Authority (P3 Irvine SL Holdings LLC Obligated Group)	6.5000	06/01/54	1,238,673
				1,287,673
	COLORADO — 3.4%
750,000	Colorado Health Facilities Authority (American Baptist Homes of the Midwest Obligated Group)	8.0000	08/01/43	468,360
760,000	Haymeadow Metropolitan District No 1 (Haymeadow Metropolitan District No 1)	6.1250	12/01/54	761,736
875,000	Mineral Business Improvement District(a)	5.7500	12/01/54	838,401
				2,068,497
	CONNECTICUT — 0.6%
365,000	Stamford Housing Authority (TJH Senior Living LLC Obligated Group)	6.5000	10/01/55	359,577

See accompanying notes which are an integral part of these financial statements.

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.5% (Continued)
	DELAWARE — 0.2%
150,000	Delaware State Economic Development Authority (Academia Antonia Alonso Inc)(a)	6.0000	07/01/65	$144,645

	FLORIDA — 2.7%
200,000	Capital Projects Finance Authority (Imagine School At North Port Inc)(a)	6.7500	06/15/65	196,898
415,000	Capital Trust Agency, Inc. (Atlantic Housing Foundation Properties Obligated Group)	6.0000	07/01/42	327,036
800,000	Capital Trust Agency, Inc. (Atlantic Housing Foundation Properties Obligated Group)	6.3750	05/01/53	791,432
200,000	Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group)	5.0000	12/15/50	169,092
100,000	Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group)(a)	5.0000	12/15/55	83,038
93,212	Collier County Industrial Development Authority (Arlington of Naples Obligated Group)(a),(b)	8.2500	05/15/49	1
325,353	Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group)(b)	6.0000	04/01/38	4,067
150,000	Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group)	5.2500	11/01/55	144,203
				1,715,767
	GEORGIA — 1.3%
360,000	Development Authority of Bulloch County (Charter Conservatory for Liberal Arts & Technology Inc)(a)	6.7500	06/15/64	338,303
435,000	Fulton County Residential Care Facilities for the Elderly Authority (All Saints-St Luke’s Episcopal Home for the Retired Obligated Group)	4.0000	04/01/56	312,051
195,000	Macon-Bibb County Urban Development Authority (Academy for Classical Education Inc)	5.8750	06/15/47	194,566
				844,920
	IDAHO — 1.9%
150,000	Avimor Community Infrastructure District No 1(a)	5.8750	09/01/53	150,518
1,150,000	Avimor Community Infrastructure District No 1(a)	5.5000	09/01/53	1,105,253
				1,255,771
	ILLINOIS — 4.1%
100,000	City of Evanston IL (Roycemore School)	4.3750	04/01/41	77,940
250,000	City of Evanston IL (Roycemore School)	4.6250	04/01/51	181,018
300,000	Illinois Finance Authority (Chicago Theatre Group Inc)(a)	6.1250	10/01/50	292,527
100,000	Illinois Finance Authority (DePaul College Prep)(a)	5.6250	08/01/53	100,284
150,000	Illinois Finance Authority (Plymouth Place Obligated Group)	5.0000	05/15/36	145,638
150,000	Illinois Finance Authority (Plymouth Place Obligated Group)	5.0000	05/15/41	136,943
910,000	Illinois Finance Authority (Plymouth Place Obligated Group)	5.0000	05/15/51	752,699

See accompanying notes which are an integral part of these financial statements.

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.5% (Continued)
	ILLINOIS — 4.1% (Continued)
850,000	Illinois Finance Authority (Rosalind Franklin University of Medicine and Science)(a)	5.2500	08/01/35	$842,255
				2,529,304
	INDIANA — 2.6%
2,620,000	City of Anderson IN (Anderson University Inc/Indiana)	6.0000	10/01/42	1,691,920

	IOWA — 0.9%
200,000	Iowa Finance Authority (Union at the Marina LP)(a)	6.0000	11/01/42	187,944
455,000	Iowa Higher Education Loan Authority (Simpson College)	5.5000	11/01/51	380,136
				568,080
	KANSAS — 0.9%
360,000	City of Wichita KS (Presbyterian Manors Obligated Group)	5.8750	05/15/50	326,345
300,000	City of Wichita KS (Presbyterian Manors Obligated Group)	6.0000	05/15/54	272,627
				598,972
	KENTUCKY — 2.2%
380,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)	5.5000	11/15/27	355,415
800,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)	6.0000	11/15/36	626,664
520,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)	6.2500	11/15/46	360,629
				1,342,708
	LOUISIANA — 0.4%
300,000	Louisiana Public Facilities Authority (Grambling High Foundation Inc)	5.2500	06/01/51	229,675

	MARYLAND — 0.0%(c)
25,000	Maryland Economic Development Corporation (Maryland Economic Development Corp Morgan View & Thurgood Marshall Student Hsg)	5.7500	07/01/53	25,715

	MICHIGAN — 5.9%
300,000	Academy of Warren (Academy of Warren)(a)	5.5000	05/01/50	258,110
1 ,295,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.5000	04/01/39	1,114,463
795,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.7500	04/01/49	619,177
380,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.7500	04/01/54	286,448
250,000	Michigan Finance Authority (Aquinas College)	4.0000	05/01/31	199,701

See accompanying notes which are an integral part of these financial statements.

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.5% (Continued)
	MICHIGAN — 5.9% (Continued)
700,000	Michigan Finance Authority (Aquinas College)	5.0000	05/01/36	$533,097
875,000	Michigan Finance Authority (Aquinas College)	5.0000	05/01/46	634,192
				3,645,188
	MINNESOTA — 1.6%
100,000	City of Apple Valley MN (PHS Apple Valley Senior Housing Inc)	5.6250	09/01/65	95,736
559,926	City of Blaine MN (Crest View Obligated Group)(b)	6.1250	07/01/45	307,959
111,714	City of Blaine MN (Crest View Obligated Group)(b)	6.1250	07/01/50	61,443
500,000	City of Woodbury MN (Woodbury Leadership Academy)	6.0000	07/01/65	476,526
				941,664
	MONTANA — 2.4%
500,000	City of Kalispell MT (Immanuel Living at Buffalo Hill Obligated Group)	6.0000	05/15/60	484,123
400,000	County of Gallatin MT (Bozeman Fiber Inc)	4.0000	10/15/51	245,514
1,000,000	County of Gallatin MT (Bozeman Fiber Inc)(a)	0.0000	10/15/55	747,251
				1,476,888
	NEBRASKA — 2.1%
440,000	Douglas County Sanitary & Improvement District No 608	6.0000	12/15/32	429,759
100,000	Douglas County Sanitary & Improvement District No 608	7.0000	10/15/38	99,986
775,000	Douglas County Sanitary & Improvement District No 608	7.1250	10/15/43	768,947
				1,298,692
	NEW HAMPSHIRE — 2.0%
935,000	New Hampshire Business Finance Authority (Christian Health Care Center Obligated Group)	5.6250	07/01/46	889,254
370,000	New Hampshire Business Finance Authority (Christian Health Care Center Obligated Group)	5.7500	07/01/54	348,608
				1,237,862
	NEW JERSEY — 1.0%
750,000	New Jersey Economic Development Authority (Jersey City Community Charter School Inc)	5.7500	07/01/47	645,340

	NEW YORK — 1.1%
140,000	Otsego County Capital Resource Corporation (Hartwick College)	5.0000	10/01/45	94,709
500,000	Ulster County Capital Resource Corporation (Woodland Pond Inc Obligated Group)	5.2500	09/15/42	418,863
150,000	Ulster County Capital Resource Corporation (Woodland Pond Inc Obligated Group)	5.2500	09/15/53	112,590
				626,162

See accompanying notes which are an integral part of these financial statements.

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.5% (Continued)
	OHIO — 3.1%
175,000	City of Norwood OH (City of Norwood OH Rockwood Exchange Tax Increment Fund)	5.0000	12/01/41	$169,768
325,000	County of Hardin OH (Ohio Northern University)	5.5000	05/01/50	276,148
180,752	County of Montgomery OH (Trousdale Foundation Obligated Group)(b)	6.2500	04/01/49	2,259
190,000	County of Washington OH (Marietta Area Health Care Inc Obligated Group)	6.7500	12/01/52	195,515
1 ,110,000	Marion Port Authority (Buckeye Community Schools Obligated Group)(a)	6.8750	12/01/59	1,088,590
250,000	Ohio Housing Finance Agency (Middletown Phase Two LP)	6.2500	03/01/26	250,258
				1,982,538
	OKLAHOMA — 0.9%
630,000	Oklahoma County Finance Authority (Santa Fe South Schools Inc)	6.1250	07/01/48	589,573

	OREGON — 0.5%
370,000	Oregon State Facilities Authority (Southern Oregon Goodwill Industries)	5.5000	12/01/54	339,541

	PENNSYLVANIA — 3.9%
480,000	Lehigh County General Purpose Authority (Lehigh Valley Dual Language Charter School)	7.0000	06/01/53	500,513
835,000	Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action Inc)	6.3750	06/01/40	817,967
950,000	Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action Inc)	6.5000	06/01/45	911,398
30,000	Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action Inc)	6.6250	06/01/50	28,513
150,000	Philadelphia Authority for Industrial Development (Mathematics Science and Technology Community Charter School)	5.6250	08/01/36	150,543
				2,408,934
	PUERTO RICO — 0.2%
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax	4.5360	07/01/53	5,157
105,000	Puerto Rico Sales Tax Financing Corp Sales Tax	5.0000	07/01/58	96,108
				101,265
	SOUTH CAROLINA — 1.8%
125,000	South Carolina Jobs-Economic Development Authority (Hampton Regional Medical Center Obligated Group)	5.0000	11/01/42	106,710
500,000	South Carolina Jobs-Economic Development Authority (Kiawah Life Plan Village Inc)	7.7500	11/15/58	522,456

See accompanying notes which are an integral part of these financial statements.

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.5% (Continued)
	SOUTH CAROLINA — 1.8% (Continued)
500,000	South Carolina Jobs-Economic Development Authority (Palms At Wildewood LLC/The)(a)	6.7500	12/01/60	$491,784
				1,120,950
	TENNESSEE — 1.9%
495,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)	5.5000	10/01/39	355,971
645,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)	5.7500	10/01/49	444,205
535,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)	5.7500	10/01/54	363,047
				1,163,223
	TEXAS — 8.0%
165,000	Arlington Higher Education Finance Corporation (School of Excellence in Education)	6.3750	02/15/52	152,767
1,050,000	Beaumont Housing Authority(a)	6.5000	07/01/55	994,202
250,000	Bexar County Health Facilities Development (Army Retirement Residence Obligated Group)	4.0000	07/15/45	184,629
165,000	City of Rowlett TX (City of Rowlett TX Bayside Public Improvement District North Improvement Area)	6.0000	09/15/46	159,627
50,000	Houston Higher Education Finance Corporation (Houston Baptist University)	5.2500	10/01/54	46,267
225,000	New Hope Cultural Education Facilities Finance (Bella Vida Forefront Living Obligated Group)	6.5000	10/01/55	217,764
110,000	New Hope Cultural Education Facilities Finance Corporation (Army Retirement Residence Obligated Group)	5.7500	07/15/52	102,898
220,000	Newark Higher Education Finance Corporation (A+ Charter Schools Inc)	5.7500	08/15/45	220,254
895,000	Port Beaumont Navigation District (Allegiant Industrial Island Park LLC)(b)	8.0000	02/01/39	671,250
60,000	San Antonio Education Facilities Corporation (Hallmark University Inc)	5.0000	10/01/31	57,169
765,000	San Antonio Education Facilities Corporation (Hallmark University Inc)	5.0000	10/01/41	607,382
1,935,000	San Antonio Education Facilities Corporation (Hallmark University Inc)	5.0000	10/01/51	1,401,284
				4,815,493
	UTAH — 1.8%
500,000	Firefly Public Infrastructure District No 1(a)	6.6250	03/01/54	502,752
500,000	GLH Public Infrastructure District No 1 (GLH Public Infrastructure District No 1)(a)	6.8750	03/01/55	500,324
130,000	Utah Infrastructure Agency	5.0000	10/15/46	124,367
				1,127,443
	VERMONT — 3.6%
1,200,000	East Central Vermont Telecommunications District	6.1250	12/01/40	1,199,875
225,000	East Central Vermont Telecommunications District	5.6000	12/01/43	204,097

See accompanying notes which are an integral part of these financial statements.

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.5% (Continued)
	VERMONT — 3.6% (Continued)
170,000	East Central Vermont Telecommunications District	6.8750	12/01/46	$173,201
930,000	East Central Vermont Telecommunications District(a)	4.5000	12/01/50	662,940
				2,240,113
	VIRGINIA — 1.0%
130,000	James City County Economic Development Authority (Williamsburg Landing Inc Obligated Group)	6.8750	12/01/58	135,772
300,000	Peninsula Town Center Community Development	5.0000	09/01/45	280,780
160,000	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group)	7.0000	09/01/53	173,395
				589,947
	WASHINGTON — 2.2%
400,000	Washington State Housing Finance Commission (Bayview Manor Homes Obligated Group)	6.0000	07/01/59	386,318
275,000	Washington State Housing Finance Commission (Bayview Manor Homes Obligated Group)(a)	6.0000	07/01/60	265,136
875,000	Washington State Housing Finance Commission (German Retirement Home of the State of Washington Obligated Group)	5.8750	01/01/59	800,355
				1,451,809
	WEST VIRGINIA — 0.1%
	City of Huntington WV (City of Huntington WV Downtown
60,000		5.5000	06/01/49	56,380
	Development/Redevelopment District No 1)

	WISCONSIN — 19.5%
300,000	Public Finance Authority(a)	5.5000	11/15/32	297,904
55,000	Public Finance Authority (Campus Real Estate Holding Corp LLC)	5.5000	06/01/55	53,171
195,000	Public Finance Authority (Carver Gardens LLC)	4.6500	12/01/35	163,466
200,000	Public Finance Authority (Cedars Obligated Group)(a)	4.2500	05/01/29	182,286
945,000	Public Finance Authority (Cedars Obligated Group)(a)	5.5000	05/01/39	726,982
3,755,000	Public Finance Authority (Cedars Obligated Group)	5.7500	05/01/54	2,439,350
55,000	Public Finance Authority (CFC-SA LLC)	5.0000	02/01/62	50,824
45,000	Public Finance Authority (Cincinnati Classical Academy)(a)	5.8750	06/15/54	42,463
410,000	Public Finance Authority (Cincinnati Classical Academy)	6.0000	06/15/64	386,362
721,354	Public Finance Authority (Goodwill Industries of Southern Nevada Inc)	5.7500	12/01/48	611,044
325,000	Public Finance Authority (Guilford Charter School Corp)	5.0000	04/01/47	270,591
695,000	Public Finance Authority (Guilford Charter School Corp)	5.0000	04/01/57	551,575
600,000	Public Finance Authority (Hozho Academy)(a)	7.1250	05/01/55	573,216
100,000	Public Finance Authority (Hutsonwood at Spring Hill Obligated Group)	12.0000	05/16/29	111,059
50,000	Public Finance Authority (Lehigh Valley Health Network Inc)(a)	7.2500	12/01/42	49,944

See accompanying notes which are an integral part of these financial statements.

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 98.5% (Continued)
	WISCONSIN — 19.5% (Continued)
575,000	Public Finance Authority (Lehigh Valley Health Network Inc)	7.5000	12/01/52	$579,413
175,000	Public Finance Authority (Town of Scarborough ME Downtown Omnibus Municipal Development & TIF District)	5.0000	08/01/39	169,284
195,000	Public Finance Authority (Unity Classical Charter School; A Challenge Foundation Academy)	6.8750	07/01/53	195,995
1,975,000	Public Finance Authority (WFCS Holdings LLC)	5.0000	01/01/55	1,617,986
325,000	Wisconsin Health & Educational Facilities (American Baptist Homes of the Midwest Obligated Group)	5.0000	08/01/37	215,797
395,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	7.0000	07/01/43	334,074
75,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	7.5000	07/01/53	62,973
300,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	5.0000	07/01/53	242,052
1,135,000	Wisconsin Health & Educational Facilities (Chiara Housing & Services Inc Obligated Group)	5.8750	07/01/55	1,077,265
290,000	Wisconsin Health & Educational Facilities (Chiara Housing & Services Inc Obligated Group)	6.6250	07/01/60	293,901
545,000	Wisconsin Health & Educational Facilities (HOPE Christian Schools Obligated Group)	4.0000	12/01/51	340,781
445,000	Wisconsin Health & Educational Facilities (PHW Menomonee Falls Inc)	6.0000	10/01/54	439,882
				12,079,640
	TOTAL MUNICIPAL BONDS (Cost $64,931,141)			61,134,353

Shares
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
131,039	Federated Institutional Tax-Free Cash Trust, 2.62% (Cost $131,039)(d)	131,039

	TOTAL INVESTMENTS - 98.7% (Cost $65,062,180)	$61,265,392
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	806,789
	NET ASSETS - 100.0%	$62,072,181

LLC	- Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is 14,414,098 or 23.2% of net assets.

(b)	Represents issuer in default on interest payments; non-income producing security.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of July 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Lind Capital Partners Municipal Credit Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2025

ASSETS
Investment securities:
At cost	$65,062,180
At fair value	$61,265,392
Interest receivable	937,736
Receivable for Fund shares sold	26,715
Prepaid expenses	23,038
TOTAL ASSETS	62,252,881

LIABILITIES
Distribution payable	106,586
Payable to related parties	44,701
Investment advisory fees payable	28,482
Other accrued expenses	931
TOTAL LIABILITIES	180,700

NET ASSETS	$62,072,181

Net Assets Consist Of:
Paid in capital	$66,558,626
Accumulated deficit	(4,486,445)
NET ASSETS	$62,072,181

Net Asset Value Per Share:
Shares:
Net Assets	$62,072,181
Shares of beneficial interest outstanding ($0 par value. unlimited shares authorized)	7,500,808
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.28

See accompanying notes which are an integral part of these financial statements.

Lind Capital Partners Municipal Credit Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2025

INVESTMENT INCOME
Interest	$1,439,477
TOTAL INVESTMENT INCOME	1,439,477

EXPENSES
Investment advisory fees	227,116
Administrative services fees	72,741
Transfer agent fees	30,315
Chief compliance officer fees	21,816
Trustees fees and expenses	16,173
Legal fees	19,375
Audit fees	11,937
Registration fees	11,613
Printing	8,495
Insurance expense	2,729
Custodian fees	2,952
Other expenses	1,418
TOTAL EXPENSES	426,680

Less: Fees waived by the Adviser	(141,860)

NET EXPENSES	284,820

NET INVESTMENT INCOME	1,154,657

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	12,176
Net change in unrealized depreciation on investments	(3,133,979)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(3,121,803)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,967,146)

See accompanying notes which are an integral part of these financial statements.

Lind Capital Partners Municipal Credit Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended	Year Ended
	July 31, 2025	January 31, 2025
FROM OPERATIONS
Net investment income	$1,154,657	$1,359,445

Net realized loss from investments	12,176	(200,274)
Net change in unrealized appreciation (depreciation) on investments	(3,133,979)	507,288
Net increase (decrease) in net assets resulting from operations	(1,967,146)	1,666,459

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid from earnings:	(1,108,695)	(1,431,662)
Decrease in net assets from distributions to shareholders	(1,108,695)	(1,431,662)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,122,815	12,499,817
Reinvestment of distributions to shareholders	607,640	836,853
Payments for shares redeemed	(903,725)	(2,843,348)
Net increase in net assets from shares of beneficial interest	30,826,730	10,493,322

TOTAL INCREASE IN NET ASSETS	27,750,889	10,728,119

NET ASSETS
Beginning of Year/Period	34,321,292	23,593,173
End of Year/Period	$62,072,181	$34,321,292

SHARE ACTIVITY
Shares Sold	3,664,450	1,407,092
Shares Reinvested	71,704	94,137
Shares Redeemed	(105,251)	(321,618)
Net increase from share activity	3,630,903	1,179,611

See accompanying notes which are an integral part of these financial statements.

Lind Capital Partners Municipal Credit Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	Six Months Ended		Year Ended	Year Ended	Period Ended
	July 31,		January 31,	January 31,	January 31,
	2025		2025	2024	2023 (a)
Net asset value, beginning of year/period	$8.87		$8.77	$8.96	$10.00
Activity from investment operations:
Net investment income (b)	0.21		0.45	0.58	0.41
Net realized and unrealized gain (loss) on investments	(0.60)		0.12	(0.22)	(1.06)
Total from investment operations	(0.39)		0.57	0.36	(0.65)
Less distributions from:
Net investment income	(0.20)		(0.47)	(0.55)	(0.38)
Net realized gains	—		—	—	(0.01)
Total distributions	(0.20)		(0.47)	(0.55)	(0.39)
Net asset value, end of year/period	$8.28		$8.87	$8.77	$8.96
Total return (c)	(4.42	)% (d)	6.58%	4.22%	(6.51	)% (d)
Net assets, end of year/period (000s)	$62,072		$34,321	$23,593	$16,227
Ratio of gross expenses to average net assets	1.87	% (e)	2.36%	2.77%	3.00	% (e)
Ratio of net expenses to average net assets	1.25	% (e)	1.25%	1.25%	1.25	% (e)
Ratio of net investment income to average net assets	5.07	% (e)	5.02%	6.63%	4.54	% (e)
Portfolio Turnover Rate	1	% (d)	12%	10%	30	% (d)

(a)	Lind Capital Partners Municipal Credit Income Fund commencement of operations was February 2, 2022.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.

Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had the Adviser not waived its fees and reimbursed expenses, total return would have been lower.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2025

1.	ORGANIZATION

Lind Capital Partners Municipal Credit Income Fund (the “Fund”) was organized as a Delaware statutory trust on May 13, 2021 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objectives of the Fund is to generate high current income from investments in municipal securities exempt from federal income tax and capital preservation. Additional return via capital appreciation is a secondary investment objective of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief or Principal Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Pursuant to the valuation procedures approved by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, the Fund relies on certain security pricing services to provide the current market value of securities. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its net asset value (“NAV”), such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by the valuation designee pursuant to Rule 2a-5. Fair valuation may require subjective determinations about the value of a security. Although the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at its direction will accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025

There is no single standard for determining fair value of a security. Rather, the valuation designee’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. As part of its due diligence, the Valuation Designee will attempt to obtain current information on an ongoing basis from market sources or issuers to value all fair valued securities.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2025 for the Fund’s assets measured at fair value:

Assets*	Level I	Level 2	Level 3	Total
Municipal Bonds	$—	$61,134,353	$—	$61,134,353
Short-Term Investments	131,039	—	—	131,039
Total	$131,039	$61,134,353	$—	$61,265,392

*	Refer to the Schedule of Investments for state classifications.

The Fund did not hold any Level 3 securities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method or where applicable, the first call date of the security.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025

ended January 31, 2024 and January 31, 2025 or expected to be taken in the Fund’s January 31, 2026 year-end tax returns. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. All or a portion of a distribution may consist of return of capital, shareholders should not assume that the source of a distribution is net income.

Indemnification – The Fund indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Credit Risk – the risk that the Fund could lose money if the issuer, guarantor, or insurers of a fixed-income security, or the counterparty to a derivative considered primarily speculative regarding the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Municipal Bond Risk – the risk that a Fund may be affected significantly by the economic, regulatory, or political developments affecting the ability of obligors of Municipal Bonds to pay interest or repay principal. The values of Municipal Bonds held by the Fund may be adversely affected by local political and economic conditions and developments. The Fund may make significant investments in a particular segment of the municipal bond market or in the debt of issuers located in the same state or territory. Adverse conditions in such industry or location could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. The amount of public information available about municipal bonds is generally less than for certain corporate equities or bonds, meaning that the investment performance of the Fund may be more dependent on the analytical abilities of the Fund’s Adviser than funds that invest in stock or other corporate investments.

Interest Rate Risk – the risk that fixed-income securities will decline in value because of an increase in interest rates. The values of debt instruments, including Municipal Bonds, usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Securities with floating interest rates generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments.

High Yield Risk – Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. Such bonds are considered predominantly speculative and may be questionable as to principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. Unrated municipal bonds determined by the Fund’s Adviser to be of comparable quality to rated municipal bonds which the Fund may purchase may pay a higher interest rate than such rated municipal bonds and be subject to a greater

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025

risk of illiquidity or price changes. Less public information is typically available about unrated municipal bonds or issuers than rated bonds or issuers.

Liquidity Risk – the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities. Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the bonds’ prices and hurt performance. The Fund may invest in securities which are, or which become, illiquid. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose readily of illiquid securities when that would be beneficial at a favorable time or price or at prices approximating those at which the Fund currently values them. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Lind Capital Partners, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Adviser, the Fund has agreed to pay the Adviser as compensation under the Investment Management Agreement (the “Management Fee”). The management fee is calculated and payable monthly in arrears at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of such Fund’s business), to the extent that they exceed 1.25% per annum of the Fund’s average daily net assets of the Fund (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than 36 months from when they were incurred; and (2) the reimbursement may not be made if it would cause the expense limitation (at the time of waiver/reimbursement or recapture) to be exceeded. The expense limitation will be in effect through May 31, 2026. During the period ended July 31, 2025, the Adviser waived its fees and reimbursed other expenses in the amount of $141,860. As of July 31, 2025 the cumulative expenses subject to recapture amounted to $897,696, of which $299,594 expires January 31, 2028, $302,063 expires January 31, 2027, and $296,039 expires January 31, 2026.

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of the Fund shares. During the period ended July 31, 2025, the Distributor received $0 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to an administrative servicing agreement with UFS, the Fund pays UFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025

transfer agency services to the Fund. Certain officers of the Fund are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended July 31, 2025, amounted to $33,878,767 and $460,756 respectively.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2025, was as follows:

			Total Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	Depreciation
$64,956,362	$346,400	$(4,037,370)	$(3,690,970)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended January 31, 2025 and January 31, 2024 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2025	January 31, 2024
Ordinary Income	$—	$—
Tax-exempt Income	1,431,662	1,284,017
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,431,662	$1,284,017

As of January 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Tax-exempt	Undistributed	Post	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	October	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$60,112	$—	$—	$(853,600)	$(60,125)	$(556,991)	$(1,410,604)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses and unrealized depreciation is due to book/tax differences in the treatment bond amortization. The difference between book basis and tax basis undistributed net investment income and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025

At January 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$136,828	$716,772	$853,600

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2[a] 9 of the Act. As of July 31, 2025, National Financial Services, LLC held 60.48% of the voting securities of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned by National Financial Services, LLC are also beneficially owned by National Financial Services, LLC.

9.	REPURCHASE OFFERS

The Fund is an “interval fund” and, in order to provide liquidity to shareholders, it intends to conduct quarterly repurchase offers of the outstanding shares at NAV, subject to approval of the Board. In each quarter, such repurchase offers will be at least 5% of its outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding shares under ordinary circumstances. If shareholders tender for repurchase more than 5% of the outstanding shares (the “Repurchase Offer Amount”), the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the repurchase request deadline, the Fund will repurchase shares pro rata based upon the number of shares tendered by each shareholder. Repurchase offers and the need to fund repurchase obligations may affect the Fund’s ability to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments.

During the period ended July 31, 2025, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares as of the repurchase pricing dates. The results of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	February 3, 2025	May 1, 2025
Repurchase Request Deadline	February 25, 2025	May 28, 2025
Repurchase Pricing Date	February 25, 2025	May 28, 2025
Net Asset Value as of Repurchase
Offer Date	$8.88	$8.47
Amount Repurchased	$265,316	$638,409
Percentage of Outstanding
Shares Repurchased	0.75%	1.05%

Lind Capital Partners Municipal Credit Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that the below events or transactions occurred requiring adjustment or disclosure in the financial statements.

Subsequent to period end the Fund completed a quarterly repurchase offer. The results of this repurchase offer was as follows:

Repurchase Offer
Commencement Date	August 1, 2025
Repurchase Request Deadline	August 28, 2025
Repurchase Pricing Date	August 28, 2025
Net Asset Value as of Repurchase Offer Date	$8.29
Amount Repurchased	$2,217,828
Percentage of Outstanding Shares Repurchased	3.53%

Lind Capital Partners Municipal Credit Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2025

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board, including those Trustees who were determined not to be “interested persons” (the “Independent Trustees”) of the Fund, as such term is defined under Section 2(a)(19) of the 1940 Act, voting separately, reviewed and approved the renewal of the Fund’s Investment Advisory Agreement with the Adviser dated December 1, 2021, for an additional year (the “Advisory Agreement”). The Board unanimously approved the Advisory Agreement at a meeting held on March 25, 2025, where all Trustees were present (the “Meeting”).

The Trustees, including the Independent Trustees, considered a variety of factors. In assessing these factors and reaching its decisions, the Board took into consideration information furnished for its review and consideration throughout the year at regular Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information in the Adviser’s presentation at the Meeting. The Board requested, and was provided with, information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided by the Adviser to the Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Fund; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Adviser addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Fund; and (vii) a memorandum from Fund counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of the Fund’s expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (iii) benefits to be realized by the Adviser from its relationship with the Fund. In addition, the Board had an extensive discussion with representatives from the Adviser and Fund counsel regarding the matters discussed below.

The nature, extent, and quality of the services provided by the Adviser to the Fund. The Board reviewed the services provided by the Adviser to the Fund, including, without limitation, its investment advisory services since the Fund’s inception; compliance and operational procedures and practices; efforts to promote the Fund and assist in its distribution; key personnel and support staff; and management of the Fund’s daily operations. The Board noted the need to conduct credit quality, ongoing credit surveillance, and other analyses on the Fund’s portfolio positions, and the Adviser’s expertise and industry experience in conducting such analyses. After reviewing the foregoing and further information in the Meeting materials, the Board concluded that the nature, extent, and quality of the services provided by the Adviser to the Fund were satisfactory and adequate.

The investment performance of the Fund and the Adviser. The Board compared the performance of the Fund with the performance of its benchmark index and peer group for the period ended January 31, 2025. The Board also considered the consistency of the Adviser’s management with the Fund’s investment objective and policies. The Board noted that the Fund had slightly underperformed its benchmark for the one-, three-, and five-year periods ended January 31, 2025. The Board also noted that the Fund outperformed the peer group’s average performance

Lind Capital Partners Municipal Credit Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
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and its category for the one-, three-, and five-year periods ended January 31, 2025. Following a discussion of the Fund’s investment performance, the Adviser’s experience in managing the strategy, and other factors, the Board concluded that the Fund’s investment performance was satisfactory.

The costs of the services provided and profits realized by the Adviser and its affiliates from their relationship with the Fund. The Board considered the following: (i) the Adviser’s staffing; (ii) its methods of operating; (iii) the education and experience of its personnel; (iv) its compliance program; (v) its financial condition and the level of commitment to the Fund and, generally, the Adviser’s advisory business; (vi) the asset levels of the Fund; (vii) the overall expenses of the Fund, including the advisory fee; and (viii) the differences in fees and services to the Adviser’s other similar clients. The Board compared the Fund’s advisory fee and overall expense ratio to its respective peer group and the fees charged to the Adviser’s other client separate accounts.

In considering the comparison in fees and expense ratios between the Fund and other comparable funds, the Board looked at the differences in the types of funds being compared, the style of investment management, the size of the funds, and the nature of the investment strategies. For the Fund, the Board noted that the 1.00% management fee was higher than the peer group’s average, but within the range of the peer group. The Board further noted that the Fund’s 1.25% net expense ratio was below the peer group’s average but above median. The Board considered the Adviser’s statement that the Fund’s peer group included funds with significantly larger net assets, which allow their management fees and overall expense ratios to be reduced beyond what is currently feasible for the Fund given its size. The Board considered its discussion with the Adviser regarding the expense limitation agreement between the Fund and the Adviser (the “ELA”), the Adviser’s efforts to grow Fund assets, and the Adviser’s past fee reductions and expense reimbursements for the Fund. The Board further considered the Adviser’s willingness to continue the ELA through at least May 31, 2026, which immediately benefits the Fund’s shareholders. The Board also considered the benefits for the Adviser in managing the Fund, including promoting the Adviser’s name.

The Board also compared the fees paid by the Fund to those paid by other clients of the Adviser and considered the similarities and differences in services received by such other clients compared to those received by the Fund. The Board noted that the Adviser does not manage any other pooled investment vehicles and that the fee structures applicable to its separately managed accounts were not indicative of any unreasonableness concerning the advisory fees payable by the Fund. The Board further considered the investment strategy and style used by the Adviser in managing the Fund. Following these comparisons and considerations, and upon further discussion of the preceding, the Board determined that the Fund’s management fee and net expense ratio were within a reasonable range and concluded that the advisory fees paid to the Adviser by the Fund are fair and reasonable.

The Board then reviewed the information provided by the Adviser regarding its profitability in managing the Fund. The Board noted that the Adviser is no longer subsidizing the Fund’s expenses and considered the Adviser’s net revenue. The Board further considered the Adviser’s management of the Fund is not profitable at current asset levels, but it is committed to maintaining and growing the Fund’s assets. Based on the information provided by the Adviser, the Board concluded that the profits realized by the Adviser from its relationship with the Fund, if any, were reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board considered that the Fund’s fee arrangements with the Adviser involve the advisory fee and the ELA. The Board determined that, while the advisory

Lind Capital Partners Municipal Credit Income Fund
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July 31, 2025

fee remained the same as asset levels increased, the shareholders of the Fund have experienced, and will experience, benefits from the ELA. The Board noted that the Adviser’s investment process requires evaluating each potential investment, and such analysis does not necessarily scale with the growth in Fund assets. Following further discussion of the Fund’s asset levels, expectations for asset growth, and level of fees, the Board determined that the fee arrangements with the Adviser are fair and reasonable considering the nature and quality of services being provided by it.

Possible conflicts of interest and benefits derived by the Adviser. The Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Adviser’s Code of Ethics. The Board considered the potential for conflicts of interest from the Adviser’s management of separate accounts that invest in similar securities. The Board noted the Adviser’s established controls to address such conflicts. Based on the preceding, the Board determined that the Adviser’s standards and practices for identifying and mitigating possible conflicts of interest were satisfactory.

After reviewing the above factors and other factors, such as the Adviser’s trading practices and possible conflicts of interest, the Board determined that it had received enough information from the Adviser to evaluate the terms of the Advisory Agreement. After considering all the information presented to the Board at this Meeting and prior meetings, the Board unanimously concluded that the approval of the renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders. The Board did not identify any information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weights to the various factors.

PRIVACY NOTICE

Lind Capital Partners

FACTS	WHAT DOES LIND CAPITAL PARTNERS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service that you have with us. This information can include:

●     social security number and wire transfer instructions

●     account transactions and transaction history

●     investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Lind Capital Partners chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Lind Capital Partners share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-312-361-3446

PRIVACY NOTICE

Lind Capital Partners

What we do:
How does Lind Capital Partners protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Lind Capital Partners collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Lind Capital Partners does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Lind Capital Partners does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Lind Capital Partners isn’t joint market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-615-3031 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-833-615-3031.

Investment Adviser
Lind Capital Partners, LLC
500 Davis Center, Suite 1004
Evanston, Illinois 60201

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Lind-SAR25

Item 2. Code of Ethics. Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not Applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lind Capital Partners Municipal Credit Income Fund

By	(Signature and Title)

/s/ J.Robert Lind
J.Robert Lind, Principal Executive Officer/President

Date	10/1/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	10/1/2025